INCOME TAXES (Components of Net Deferred Tax Assets) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets
Compensation and benefit programs	$ 171	$ 176
Basis difference related to Venture Agreement	30	30
Accruals and reserves	53	55
Inventory costs	20	20
Net operating loss and tax credit carryforwards	37	33
Other	63	51
Subtotal	374	365
Valuation allowance	(51)	(36)	(20)
Total deferred tax assets	323	329
Deferred tax liabilities
Fixed and intangible assets	(269)	(273)
Low-income housing partnerships	(24)	(23)
Unremitted foreign earnings	(8)	(18)
Other	(26)	(24)
Total deferred tax liabilities	(327)	(338)
Net deferred tax liabilities	$ (4)	$ (9)